Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	£ 14,333	£ 12,415
Liabilities	(4,900)	(6,490)
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Assets	291	558
Liabilities	0	0
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	1,171	1,205
Liabilities	(13)	(21)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	178	13
Liabilities	(188)	(172)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Assets	6,435	3,743
Liabilities	0	0
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Assets	422	393
Liabilities	(3)	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	123	148
Liabilities	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Assets	1,840	2,345
Liabilities	(317)	(238)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,573	1,091
Liabilities	(1,849)	(1,351)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	786	376
Liabilities	(560)	(374)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	234	323
Liabilities	(615)	(709)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,280	2,220
Liabilities	£ (1,355)	£ (3,625)